ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of allowance for credit losses [text block] [Abstract]
Disclosure of allowance for Credit Losses Explanatory [text block]
	2017			2016
	Loans and advances to customers £m	Debt securities £m	Total £m	Loans and advances to customers £m	Debt securities £m	Total £m
At 1 January	2,412	76	2,488	3,033	97	3,130
Exchange and other adjustments	132	–	132	69	–	69
Advances written off	(1,499)	(44)	(1,543)	(2,111)	(22)	(2,133)
Recoveries of advances written off in previous years	482	–	482	861	1	862
Unwinding of discount	(23)	–	(23)	(32)	–	(32)
Charge (release) to the income statement (note 12)	697	(6)	691	592	–	592
At 31 December	2,201	26	2,227	2,412	76	2,488